Fair Value Measurements - Roll-Forward of Premium conversion Derivative Liabilities (Details) - Premium conversion derivative $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Roll-forward of the company's premium conversion derivative liabilities
Balance as of beginning of period	$ 345
Issuance of underlying convertible notes	505
Change in fair value of premium conversion derivative	$ (850)